Managing Risks - Summary of Contractual Obligations and Purchase Agreements (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Project-specific and other financings [Member]
Managing Risk [Line Items]
Payment Due, Total	$ 269,132
Payment Due, Less than 1 Year	168,507
Payment Due, 1 - 3 Years	80,366
Payment Due, 3 - 5 Years	5,023
Payment Due, More than 5 Years	15,236
Bank indebtedness [Member]
Managing Risk [Line Items]
Payment Due, Total	190,197
Payment Due, Less than 1 Year	36,602
Payment Due, 1 - 3 Years	153,595
Payment Due, 3 - 5 Years
Unsecured senior notes payable [Member]
Managing Risk [Line Items]
Payment Due, Total	600,000
Payment Due, Less than 1 Year
Payment Due, 1 - 3 Years
Payment Due, 3 - 5 Years
Payment Due, More than 5 Years	600,000
Interest on senior notes payable [Member]
Managing Risk [Line Items]
Payment Due, Total	312,000
Payment Due, Less than 1 Year	39,000
Payment Due, 1 - 3 Years	78,000
Payment Due, 3 - 5 Years	78,000
Payment Due, More than 5 Years	117,000
Accounts payable and other [Member]
Managing Risk [Line Items]
Payment Due, Total	425,179
Payment Due, Less than 1 Year	425,179
Payment Due, 1 - 3 Years
Payment Due, 3 - 5 Years
Payment Due, More than 5 Years
Operating lease obligations [Member]
Managing Risk [Line Items]
Payment Due, Total	27,682
Payment Due, Less than 1 Year	5,108
Payment Due, 1 - 3 Years	9,025
Payment Due, 3 - 5 Years	6,745
Payment Due, More than 5 Years	6,804
Purchase agreements [Member]
Managing Risk [Line Items]
Payment Due, Total	62,702
Payment Due, Less than 1 Year	52,633
Payment Due, 1 - 3 Years	10,069
Payment Due, 3 - 5 Years
Payment Due, More than 5 Years